                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   12/31/99
                                               -------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: McDonald Investments Inc.
Address: 800 Superior Avenue
         Cleveland, Ohio 44122


Form 13F File Number: 28-04569
                    -----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name: Ken Fox
Title: VP Compliance Officer
Phone: 216 443-2300

Signature, Place, and Date of Signing:

    Ken Fox               Cleveland, Ohio          2/14/99
------------------     ---------------------     -----------
[Signature]                 [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number     Name

         28-04569             McDonald Investments, Inc.
       ------------           --------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                         ----------------
Form 13F Information Table Entry Total:    450
                                         ----------------
Form 13F Information Table Value Total:  $3,208,090,170
                                         ----------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.            Form 13F File Number              Name

     _______             28-04569                    Ken Fox
                      ---------------            -----------------
     [Repeat as necessary.]


MCD13F                                               SEC 13F REPORT                                          REPORT DATE: 02/01/00
                                                MCDONALD INVESTMENTS INC                                            PAGE:     0001

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               001957208    AT&T CORP LIBERTY MEDIA CORP                      12,026.00               613,326.00
               00949P108    AIRTRAN HOLDINGS INC                              12,500.00                59,375.00
               02146C104    ALTERRA HEALTHCARE CORPORATION                    81,000.00               653,102.99
               02364J104    AMERICA ONLINE INC DEL                             9,920.00               565,440.00
               025816109    AMERICAN EXPRESS CO                                4,000.00               659,000.00
               026874107    AMERICAN INTERNATIONAL                             6,510.00               679,481.25
               031162100    AMGEN INC                                         11,600.00               738,780.80
               032839102    ANCHOR BANCORP WISCONSIN                          11,960.00               165,945.00
               039917109    ARCHITEL SYSTEMS CORPORATION                      66,300.00               919,912.50
               055622104    BP AMOCO PLC                                       4,500.00               241,875.00
               055921100    BMC SOFTWARE                                       8,000.00               303,000.00
               064057102    BANK OF NEW YORK COMPANY INC                      13,600.00               552,500.00
               06423A103    BANK ONE CORPORATION                              48,887.00             1,457,468.13
               06652B103    BANK UNITED FINANCIAL CORP                        40,200.00               299,007.60
               090324104    BINDLEY WESTERN INDUSTRIES INC                    33,891.00               578,282.13
               096231105    BLUEGREEN CORPORATION                            165,600.00               621,000.00
               109473108    BRIGHTPOINT INC                                   25,000.00               328,125.00
               110122108    BRISTOL MYERS SQUIBB CO                            7,500.00               496,875.00
               111620100    BROADWING INCORPORATED                            22,200.00               843,600.00
               122014103    BURLINGTON RESOURCES INC                           7,000.00               224,441.00
               125609990    CJF HOLDINGS INC                                  93,284.00                      .00
               12686C109    CABLEVISION SYSTEMS CORP                           4,000.00               305,500.00
               132618109    CAMCO FINANCIAL CORP                              23,716.00               225,302.00
               137587101    CANISCO RESOURCES                                 28,478.00                21,598.50
               149123101    CATERPILLAR INC                                   10,400.00               441,355.20
               15745J205    CHAI NA TA NEW                                   112,028.00                11,202.80
               160903100    CHARTER ONE FINANCIAL INC                         23,499.00               456,773.56
               161133103    CHARMING SHOPPES INC                              40,000.00               272,520.00
               171605207    CHYRON CORP NEW                                   40,000.00               140,000.00
               172062101    CINCINNATI FINANCIAL CORP                          7,500.00               215,625.00
               172474108    CINERGY CORP                                      21,464.00               533,917.00
               17275R102    CISCO SYSTEMS INC                                 34,872.00             3,818,484.00
               184502102    CLEAR CHANNEL COMMUNICATIONS                       8,000.00               691,000.00
               186202107    CLEVELAND INDIANS BASEBALL                       468,888.00             8,674,428.00
               193290103    COLE NATIONAL CORPORATION                        110,200.00               709,467.60
               197677107    COLUMBIA/HCA HEALTHCARE CORP                      24,000.00               655,511.99
               200300101    COMCAST CORP CLASS A                              11,700.00               504,562.50
               200300200    COMCAST CORP CLASS A SPECIAL                       9,600.00               441,600.00
               207374992    CONLEY CANITANO & ASSOCIATES                      27,010.00                      .00
               208464107    CONSECO INC                                       20,000.00               305,000.00
               208464602    CONSECO INC PFD                                    6,225.00               236,160.93
               21247M993    CONVERGENT CAPITAL MANAGEMENT                    300,000.00                      .00
               212485106    CONVERGYS CORPORATION                             16,200.00               475,875.00
               216831107    COOPER TIRE AND RUBBER CO                         23,500.00               306,980.50
               219350105    CORNING INC                                        3,234.00               498,844.50
               220317101    CORRPRO                                           22,300.00               128,225.00
               236365102    DANSKIN INC                                       16,000.00                 8,800.00
               247025109    DELL COMPUTER CORPORATION                          7,400.00               284,441.20
               254687106    WALT DISNEY COMPANY                               12,600.00               457,543.80
               264411505    DUKE-WEEKS REALTY CORP                            14,400.00               285,307.20
               269803102    EAGLE PICHER INDUSTRIES INC                       20,071.00                      .00

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

MCD13F                                               SEC 13F REPORT                                          REPORT DATE: 02/01/00
                                                MCDONALD INVESTMENTS INC                                            PAGE:     0002

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               277461109    EASTMAN KODAK CO                                   3,400.00               210,375.00
               278762109    ECHOSTAR COMMUNICATIONS                           16,000.00             1,303,008.00
               284470101    ELDER-BEERMAN STORES CORP NEW                     11,416.00                58,507.00
               291525103    EMMIS COMMUNICATIONS CORP                         12,000.00             1,061,256.00
               291575108    EMONS TRANSPORATION GROUP INC                     19,267.00                37,329.81
               293561106    ENRON CORP                                         6,400.00               434,400.00
               294821400    LM ERICSSON TELEPHONE CO                           4,000.00               298,252.00
               30231G102    EXXON MOBIL CP                                     6,194.00               516,814.97
               30242U108    FFY FINANCIAL CORP                                31,266.00               371,283.75
               30243C107    FFD FINANCIAL CORP                                14,307.00               143,070.00
               304231301    FAIRFIELD COMMUNITY INC                           23,000.00               261,625.00
               307668103    FARM FISH INC COM                                 26,626.00                23,297.75
               313400301    FEDERAL HOME LOAN MORTGAGE                         8,400.00               421,579.20
               31614P107    FIDELITY FINANCIAL OF                             27,287.00               407,613.20
               316773100    FIFTH THIRD BANCORP OHIO                          85,439.00             5,671,013.61
               317922300    FINET.COM INC                                     15,000.00                19,215.00
               317923100    FINISH LINE CLASS A                               40,000.00               230,000.00
               319459202    FIRST CITIZENS BANC CORP NEW                      25,170.94               714,225.67
               319960100    FIRST FEDERAL CAPITAL CORP                        14,246.00               167,390.50
               320545999    FIRST INTERNET BANK OF INDIANA                    91,725.00             6,420,750.00
               32054R108    FIRST INDIANA CORP                               162,752.00             2,888,848.00
               337915102    FIRSTMERIT CORP                                   84,968.00             1,574,987.75
               337932107    FIRST ENERGY CORP                                535,200.00            12,175,800.00
               353515109    FRANKLIN ELECTRONICS                              16,000.00                96,000.00
               361942105    GST TELECOM INC                                   20,000.00               173,760.00
               369604103    GENERAL ELECTRIC CO                               13,250.00             1,770,531.25
               374827103    GIBSON GREETINGS INC                              51,797.00               456,331.57
               37929C103    GLIATECH INC                                      10,810.00               162,831.03
               379317100    GLOBAL CONNECTIONS INC                            20,000.00                 7,380.00
               396900102    GREENWELL RESOURCES CORP                          20,000.00                      .00
               401698105    GUIDANT CORPORATION                                4,000.00               211,252.00
               406369108    HALSEY DRUG INC                                   90,000.00               168,750.00
               410783104    HANOVER DIRECT INC                                11,540.00                34,620.00
               412822108    HARLEY-DAVIDSON INC                                6,000.00               421,128.00
               420200107    HAWKINS CHEMICAL                                  21,462.00               174,378.75
               426926101    HERITAGE BANCORP INCORPORATED                     13,023.00               177,438.37
               458140100    INTEL CORP                                        23,810.00             2,355,713.78
               458729209    INTERLEAF INC                                      6,000.00               250,878.00
               459200101    INTERNATIONAL BUSINESS                             5,068.00               568,883.00
               460993207    INTL TECHNEGROUP INCORPORATED                     10,780.00                40,000.26
               478160104    JOHNSON & JOHNSON                                  2,333.00               200,784.97
               493267108    KEYCORP NEW                                       60,097.00             1,262,037.00
               500440102    KOLLMORGEN CORP                                   28,000.00               315,000.00
               505893107    LAFAYETTE BANCORPORATION                         116,926.00             2,981,613.00
               50730K503    LAIDLAW INC NEW                                   16,000.00                61,008.00
               514906999    LANDMARK FINANCIAL CORP                           30,150.00                50,049.00
               532457108    LILLY ELI & CO                                    41,605.00             2,782,334.37
               532879103    LINCOLN BANCORP IND                               84,600.00               883,054.80
               540424108    LOEWS CORP                                         3,900.00               218,400.00
               549463107    LUCENT TECHNOLOGIES INC                            9,300.00               516,150.00
               55268B106    MCI WORLDCOM INC                                   4,477.00               205,664.42


MCD13F                                               SEC 13F REPORT                                          REPORT DATE: 02/01/00
                                                MCDONALD INVESTMENTS INC                                            PAGE:     0003

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               556466100    MADE-TO-MANAGE SYSTEMS INC                        43,500.00               367,053.00
               568459101    MARINER POST ACCUTE NETWORK                       85,805.00                10,296.60
               571783208    MARSH SUPERMARKETS INC                            43,742.00               453,823.24
               585055106    MEDTRONIC INC                                    309,134.00            14,142,880.50
               589331107    MERCK & COMPANY INC                                5,750.00               453,174.75
               59064R109    MESA LABORATORIES INC                             11,000.00                43,318.00
               591097100    METAL MANAGEMENT INC                              37,709.00                      .00
               594918104    MICROSOFT CORP                                    10,320.00             1,010,070.00
               608554101    MOLEX INC                                          4,593.00               233,668.87
               61844A109    MORRISON KNUDSEN NEW                              51,000.00               376,125.00
               628778102    NBT BANCORP INC                                   12,188.00               170,632.00
               635405103    NATIONAL CITY CORP                                66,499.00             1,442,230.30
               635641103    NATIONAL DIAGNOSTICS INC                          16,800.00                29,400.00
               652914102    NIAGARA BANCORP INCORPORATED                      15,900.00               150,064.20
               65332V103    NEXTEL COMMUNICATIONS INC                          2,000.00               212,750.00
               65473P105    NISOURCE INC                                     195,952.00             3,600,618.00
               654902204    NOKIA CORP ADR                                     5,800.00             1,067,200.00
               655663102    NORDSON CORP                                       4,840.00               205,700.00
               677240103    OHIO CASUALTY CORP                                10,430.00               134,338.40
               679833103    OLD KENT FINANCIAL CORP                           42,895.00             1,386,066.13
               680033107    OLD NATIONAL BANCORP                              30,146.00               817,710.25
               693475105    PNC BANK CORP                                     39,500.00             1,896,000.00
               69361E107    PSC INC                                           70,000.00               560,000.00
               695210104    PACKETEER INC                                      5,006.00               209,000.50
               70336N107    PATRIOT SCIENTIFIC CORP                           14,500.00                67,062.50
               71376K102    PERFORMANCE TECHNOLOGY INC                        27,150.00               531,135.45
               716768106    PETSMART INC                                      10,500.00                44,625.00
               717081103    PFIZER INC                                        15,000.00               542,820.00
               740474309    PREMIER CONCEPTS INC CL A                         17,330.00               212,292.50
               74264N105    PRISON REALTY TRUST INC                           92,700.00               411,402.60
               74264T201    PRIORITY HEALTHCARE CLASS A                       11,256.00               366,529.12
               742718109    PROCTER & GAMBLE CO                               33,312.00             3,366,610.64
               743315103    PROGRESSIVE CORP OHIO                              3,400.00               211,650.00
               743866105    PROVIDENT FINANCIAL GROUP INC                     56,051.00             1,751,593.75
               747525103    QUALCOMM INC                                      12,300.00             1,562,100.00
               74756P105    QUALITY DINING INC                                34,200.00                74,829.60
               75281A109    RANGE RESOURCES CORP                             120,000.00               322,560.00
               760282103    REPUBLIC BANCORP INCORPORATED                     11,000.00               116,875.00
               78387G103    SBC COMMUNICATIONS INC                            12,500.00               535,937.50
               80218K105    SANTA FE SNYDER CORPORATION                       12,000.00                87,756.00
               803111103    SARA LEE CORP                                    201,126.00             3,708,361.18
               806605101    SCHERING PLOUGH CORPORATION                        4,736.00               207,792.00
               813114105    SECOND BANCORP INC                                10,579.00               201,001.00
               813767100    SECURITY BANC CORP                                24,346.00               675,601.50
               828806109    SIMON PROPERTY GROUP INC                          18,600.00               459,196.80
               844730101    SOUTHTRUST CORP                                    7,711.00               234,722.84
               84610H207    SOVRAN SELF STORAGE INC 9.85%                     65,969.00             1,253,411.00
               852061100    SPRINT CORP (FON GROUP)                            3,200.00               206,800.00
               855244109    STARBUCKS CORPORATION                             16,000.00               512,000.00
               855707105    STATE AUTO FINANCIAL CORP                         16,377.00               137,075.49
               858119100    STEEL DYNAMICS INC                                16,000.00               249,008.00


MCD13F                                               SEC 13F REPORT                                          REPORT DATE: 02/01/00
                                                MCDONALD INVESTMENTS INC                                            PAGE:     0004

                 CUSIP                 SECURITY                               SHARES                MKT VALUE
               ---------    ------------------------------------------  ---------------  -----------------------
               866810104    SUN MICROSYSTEMS INC                               6,400.00               502,803.20
               86787D109    SUNTERRA CORP                                     50,000.00               175,000.00
               879433100    TELEPHONE & DATA SYSTEMS INC                     153,208.00            15,933,632.00
               880775101    TERAYON COMMUNICATIONS                             2,000.00               214,000.00
               882508104    TEXAS INSTRUMENTS INC                              5,332.00               574,523.00
               885218107    THORNBURG MORTGAGE ASSET                          13,000.00               109,694.00
               887315109    TIME WARNER INC                                   51,796.00             4,140,468.64
               89151P104    2THEMART.COM                                      12,000.00                60,756.00
               896106101    TRICO MARINE SERVICES INC                         18,000.00               119,250.00
               899729107    TUNDRA GOLD MINES LIMITED                         20,400.00                      .00
               902124106    TYCO INTERNATIONAL LTD NEW                         5,000.00               215,315.00
               902973106    US BANCORP NEW                                    16,200.00                      .00
               90331S109    US LEC CORPORATION CLASS A                        40,750.00             1,344,750.00
               904832102    UNION ACCEPTANCE CORP A                           13,100.00                82,700.30
               91273H101    U S WEST INC NEW                                   7,500.00               500,625.00
               923351100    VERAMARK TECHNOLOGIES INC                         97,850.00               954,037.50
               925464109    VESTAUR SECURITIES INC                            13,000.00               162,500.00
               925524100    VIACOM INC CLASS A COMMON                         54,264.00             3,028,636.63
               92857T107    VODAFONE AIRTOUCH PLC                              5,000.00               280,000.00
               929566107    WABASH NATIONAL CORP                              15,000.00               199,695.00
               934488107    WARNER LAMBERT CO                                  3,000.00               284,814.00
               939322103    WASHINGTON MUTUAL INC                             25,050.00               881,446.87
               976446104    WINTON FINANCIAL CORPORATION                      16,000.00               210,000.00
               981811102    WORTHINGTON INDUSTRIES INC                        30,729.00               445,570.50
               989701107    ZIONS BANCORP                                     22,908.00             1,354,435.50
               G24836101    ARRIVA PLC ORD                                    21,500.00                83,420.00
               G3921A100    GLOBAL CROSSING LIMITED                            8,200.00               416,150.00
               L6388F102    MILLICOM INTL CELLULAR S A                         6,000.00               428,250.00
               Q8846V104    TAP OIL NL FOREIGN AUD                            20,000.00                11,760.00
               Y6801N100    PACIFIC CENTURY CYBERWORKS                       219,000.00               509,832.00


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